OTHER DEDUCTIONS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER DEDUCTIONS, NET
Amortization of intangibles (excluding software)	$ 129.2	$ 146.2	$ 219.4
Restructuring Costs	20.7	46.2	41.6
Foreign Currency Transaction Gain (Loss), Realized	(1.5)	(5.4)	11.2
Contingent Consideration		(10.0)	(17.9)
Other, Net	(2.3)	1.8	0.1
Other Deduction, Net	$ 146.1	$ 178.8	$ 254.4